VIA EDGAR

May 4, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Variable Annuity Account Four ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Anchor Advisor Variable Annuity

File No. 033-86642 and 811-08874

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for Registrant on behalf of the Anchor Advisor Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2010, via EDGAR.

Should you have any questions regarding this, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

_____________________

Lucia B. Williams

Supervising Director,

Variable Product Regulation